INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 536	$ 504	$ 5,112
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	441	406
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	9	13
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	79	77
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	7	8
Fair value | Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	12,570	11,567
Fair value | Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	481	494
Fair value | Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	0
Fair value | Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	93	91
Fair value | Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 7	$ 8